BUSINESS ACQUISITIONS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Farms	Dec. 31, 2016 USD ($)
Disclosure Of Business Combinations [Line Items]
Number of farm centres | Farms	44
Description of primary reasons for business combination	Benefits of the acquisitions include expansion of geographical coverage for the sale of crop input products, acquisition of existing customer base and workforce, the value of synergies between Agrium and the acquired businesses, and cost savings opportunities.
Goodwill	$ 2,228	$ 2,095
Sales from the date of acquisition	97
Estimated sales if acquisitions occurred at the beginning of the year	328
Net earnings (loss)	3
Proforma net earnings	25
Acquisitions 2017 [Member]
Disclosure Of Business Combinations [Line Items]
Working Capital	17
Property, plant and equipment	40
Intangibles	27
Goodwill	122
Other non-current assets	8
Deferred income tax liabilities	(11)
Total consideration	$ 203
Acquisitions 2016 [Member]
Disclosure Of Business Combinations [Line Items]
Working Capital		62
Property, plant and equipment		119
Intangibles		25
Goodwill		105
Other non-current assets		31
Deferred income tax liabilities		0
Total consideration		$ 342